Financial Instruments - Additional Information (Detail) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Financial Instrument [Line Items]
Estimated fair value of contingent liability	$ 0
Standby Letters of Credit
Financial Instrument [Line Items]
Fair value of contingent liability	2,430,000	$ 2,690,000
Performance Bonds
Financial Instrument [Line Items]
Fair value of contingent liability	$ 8,000,000	$ 4,000,000